Other financial liabilities (Schedule of detailed information about other financial liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Derivative liabilities	$ 10,295	$ 2,634
Other financial liabilities at amortized cost	8,707	2,590
Embedded derivatives	9,074	7,201
Other current financial liabilities	28,076	12,425
Non-current
Deferred Rosemont acquisition consideration	24,491	0
Other financial liabilities at amortized cost	15,293	18,771
Other non-current financial liabilities	39,784	18,771
Other financial liabilities	$ 67,860	$ 31,196